STOCK-BASED COMPENSATION (Details) (CAD)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Number of Stock Options
Outstanding, end of period (in shares)	12,150,710
Employee Stock Option Plan
Number of Stock Options
Outstanding, beginning of period (in shares)	11,283,535	10,587,126
Granted (in shares)	3,180,000	2,803,000
Exercised (in shares)	(377,425)	(213,500)
Forfeited (in shares)	(211,250)	(181,750)
Expired (in shares)	(1,724,150)	(1,340,885)
Outstanding, end of period (in shares)	12,150,710	11,653,991
Options exercisable, end of period (in shares)	7,739,210	7,469,045
Weighted Average Exercise Price
Outstanding, weighted average exercise price beginning of period (in Canadian dollars per share)	56.02	56.60
Granted, weighted average exercise price (in Canadian dollars per share)	28.04	52.13
Exercised, weighted average exercise price (in Canadian dollars per share)	29.90	37.06
Forfeited, weighted average exercise price (in Canadian dollars per share)	52.24	60.68
Expired - weighted-average exercise price (in Canadian dollars per share)	62.64	54.86
Outstanding, weighted average exercise price end of period (in Canadian dollars per share)	48.63	56.02
Options exercisable, weighted average exercise price end of period (in Canadian dollars per share)	55.42	59.36